Morrison Warren Partner	Chapman and Cutler LLP 320 South Canal Street Chicago, IL 60606 T 312.845.3484 warren@chapman.com

August 21, 2023

VIA EDGAR CORRESPONDENCE

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Roundhill ETF Trust
File Nos. 811-23887 and 333-273052

Ladies and Gentlemen:

On behalf of Roundhill ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933 (the “1933 Act”) and under the Investment Company Act of 1940 (the “1940 Act”) the Registrant’s registration statement on Form N-1A. The registration statement relates to Roundhill S&P Dividend Monarchs ETF (formerly Roundhill Dividend Kings ETF), a series of the Registrant.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison Warren
Morrison Warren

Enclosures